UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022


13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David J. Malat
Title:  Chief Financial Officer
Phone:  (646) 289-7711


Signature, Place and Date of Signing:


/s/ David J. Malat                New York, NY                 May 15, 2006
----------------------         ------------------       -----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $576,194
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number                 Name

1  028-11039                           Rhombus Capital Partners, L.P.
2  028-11040                           Rhombus Capital Overseas Fund, Ltd.

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                                                    FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS          CUSIP              PRN AMT   PRN CALL   DISCRETION  MGRS      SOLE  SHARED  NONE
ADVANCE AUTO PARTS INC          COM              00751Y106    13533    325000    SH          SOLE       1,2    325,000   0      0
AMERICAN TOWER CORP             CL A             029912201    12128    400000    SH          SOLE       1,2    400,000   0      0
APPLE COMPUTER, INC.            COM              037833100     6272    100000    SH  CALL    SOLE       1,2    100,000   0      0
ARRIS GROUP INC                 COM              04269Q100     6605    480000    SH          SOLE       1,2    480,000   0      0
BAIDU COM INC                   SPONS ADR REP A  056752108     2804     50000    SH          SOLE       1,2     50,000   0      0
BOYD GAMING CORP                COM              103304101     4994    100000    SH          SOLE       1,2    100,000   0      0
CKE RESTAURANTS INC             COM              12561E105     8700    500000    SH          SOLE       1,2    500,000   0      0
CVS CORP                        COM              126650100    14935    500000    SH  CALL    SOLE       1,2    500,000   0      0
CIRCUIT CITY STORES INC         COM              172737108     7344    300000    SH          SOLE       1,2    300,000   0      0
CROWN MEDIA HLDGS INC           CL A             228411104     4220    665600    SH          SOLE       1,2    665,600   0      0
DRUGSTORE.COM INC               COM              262241102     1313    425000    SH          SOLE       1,2    425,000   0      0
EMAGIN CORP                     COM              29076N107      550   1000000    SH          SOLE       1,2  1,000,000   0      0
FIRST DATA CORP                 COM              319963104     7023    150000    SH          SOLE       1,2    150,000   0      0
GAMESTOP CORP NEW               CL B             36467W208     7568    174700    SH          SOLE       1,2    174,700   0      0
HARRAHS ENTMT INC               COM              413619107    38980    500000    SH          SOLE       1,2    500,000   0      0
HEINZ H.J. CO                   COM              423074103    18960    500000    SH  CALL    SOLE       1,2    500,000   0      0
LIBERTY GLOBAL INC              COM SER C        530555309     7505    380000    SH          SOLE       1,2    380,000   0      0
LIBERTY MEDIA CORP NEW          COM SER A        530718105    26272   3200000    SH          SOLE       1,2  3,200,000   0      0
MGM MIRAGE INC                  COM              552953101     6464    150000    SH          SOLE       1,2    150,000   0      0
MOTOROLA INC                    COM              620076109    27492   1200000    SH          SOLE       1,2  1,200,000   0      0
NCR CORP NEW                    COM              62886E108    16716    400000    SH          SOLE       1,2    400,000   0      0
NTL INC NEW                     COM              62941W101    39117   1343749    SH          SOLE       1,2  1,343,749   0      0
NEWS CORP                       CL A             65248E104    12956    780000    SH          SOLE       1,2    780,000   0      0
NIKE INC                        CL B             654106103    20926    245900    SH          SOLE       1,2    245,900   0      0
NUVELO INC NEW                  COM              67072M301     8910    500000    SH          SOLE       1,2    500,000   0      0
PENNEY J C INC                  COM              708160106     6645    110000    SH          SOLE       1,2    110,000   0      0
PRICELINE COM                   COM NEW          741503403     9750    392500    SH          SOLE       1,2    392,500   0      0
RED ROBIN GOURMET BURGERS IN    COM              75689M101     4720    100000    SH          SOLE       1,2    100,000   0      0
ROGERS COMMUNICATIONS INC       CL B             775109200    12590    330000    SH          SOLE       1,2    330,000   0      0
ROGERS CORP                     COM              775133101     6521    119700    SH          SOLE       1,2    119,700   0      0
SEARS HLDG CORP                 COM              812350106     9887     75000    SH  CALL    SOLE       1,2     75,000   0      0
SEARS HLDGS CORP                COM              812350106     9887     75000    SH          SOLE       1,2     75,000   0      0
SOHU COM INC                    COM              83408W103     3902    146200    SH          SOLE       1,2    146,200   0      0
SPRINT NEXTEL CORP              COM FON          852061100    20026    775000    SH          SOLE       1,2    775,000   0      0
SUPERTEX INC                    COM              868532102    12791    340000    SH          SOLE       1,2    340,000   0      0
TEVA PHARMACEUTICAL INDS LTD    COM              881624209     4118    100000    SH  PUT     SOLE       1,2    100,000   0      0
VIACOM INC NEW                  CL B             92553P201    20370    525000    SH          SOLE       1,2    525,000   0      0
YAHOO INC                       COM              984332106    22582    700000    SH          SOLE       1,2    700,000   0      0
GOOGLE INC                      CL A             38259P508    39000    100000    SH  PUT     SOLE       1,2    100,000   0      0
GOOGLE INC                      CL A             38259P508    19500     50000    SH  PUT     SOLE       1,2     50,000   0      0
SPRINT NEXTEL CORP              COM              852061100     9044    350000    SH  PUT     SOLE       1,2    350,000   0      0
MOTOROLA INC COM                COM              620076109    16953    740000    SH  CALL    SOLE       1,2    740,000   0      0
GARMIN LTD                      ORD              G37260109    21248    267500    SH          SOLE       1,2    267,500   0      0
GLOBAL CROSSING LTD             SHS NEW          G3921A175     4373    165000    SH          SOLE       1,2    165,000   0      0

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